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Allison M Fumai Partner allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

September 16, 2014

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	ARK ETF Trust Securities Act of 1933 File No. 333-191019 Investment Company Act of 1940 File No. 811-22883

Ladies and Gentlemen:

Enclosed for filing on behalf of ARK ETF Trust (“Trust”), a recently organized open-end management investment company, is one copy of pre-effective amendment no.5 to the Trust’s initial registration statement under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), on Form N-1A (“Registration Statement”), in electronic format.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526.

Sincerely,

/s/ Allison M. Fumai
Allison M. Fumai